NON-FINANCIAL ASSETS AND LIABILITIES (Details 12) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Discount Rate Four Percent [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 40
Variation	$ 3
Percentage of variation	8.00%
Discount Rate Six Percent [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 34
Variation	$ (3)
Percentage of variation	7.00%
Salaries Increase Zero Percent [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 36
Variation	$ (1)
Percentage of variation	3.00%
Salaries Increase Two Percent [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 38
Variation	$ 1
Percentage of variation	4.00%